Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2015-NXS3
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS3

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com

Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084,401 South Tryon Street, 8th Floor | Charlotte, NC 28202
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	14-15	General Special Servicer	LNR Partners, LLC

Mortgage Loan Detail (Part 2)	16-17		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com

Principal Prepayment Detail	18		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139

Historical Detail	19	Trust Advisor	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Delinquency Loan Detail	20
			375 North French Road,Suite 100 | Amherst, NY 14228
Collateral Stratification and Historical Detail	21
		Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@wellsfargo.com

Modified Loan Detail	24		9062 Old Annapolis Road, | Columbia, MD 21045
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25
			General Contact	(302) 636-4140
Historical Bond / Collateral Loss Reconciliation Detail	26
			1100 North Market St., | Wilmington, DE 19890
Interest Shortfall Detail - Collateral Level	27

Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989VAA7	1.504000%	25,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989VAB5	2.848000%	160,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989VAC3	3.354000%	130,000,000.00	57,630,094.46	0.00	161,076.11	0.00	0.00	161,076.11	57,630,094.46	44.56%	30.00%
A-4	94989VAD1	3.617000%	206,848,000.00	206,848,000.00	0.00	623,474.35	0.00	0.00	623,474.35	206,848,000.00	44.56%	30.00%
A-SB	94989VAE9	3.371000%	47,768,000.00	40,234,941.02	658,126.78	113,026.66	0.00	0.00	771,153.44	39,576,814.24	44.56%	30.00%
A-S	94989VAF6	3.972000%	55,997,000.00	55,997,000.00	0.00	185,350.07	0.00	0.00	185,350.07	55,997,000.00	34.35%	23.13%
B	94989VAJ8	4.649821%	43,780,000.00	43,780,000.00	0.00	169,640.96	0.00	0.00	169,640.96	43,780,000.00	26.36%	17.75%
C	94989VAK5	4.649821%	42,761,000.00	42,761,000.00	0.00	165,692.49	0.00	0.00	165,692.49	42,761,000.00	18.57%	12.50%
D	94989VAZ2	3.153000%	40,725,000.00	40,725,000.00	0.00	107,004.94	0.00	0.00	107,004.94	40,725,000.00	11.14%	7.50%
E	94989VBB4	3.153000%	20,362,000.00	20,362,000.00	0.00	53,501.15	0.00	0.00	53,501.15	20,362,000.00	7.43%	5.00%
F	94989VBD0	3.153000%	8,145,000.00	8,145,000.00	0.00	21,400.99	0.00	0.00	21,400.99	8,145,000.00	5.94%	4.00%
G	94989VBF5	3.153000%	8,145,000.00	8,145,000.00	0.00	21,400.99	0.00	0.00	21,400.99	8,145,000.00	4.46%	3.00%
H	94989VBH1	3.153000%	24,435,765.00	24,435,765.00	0.00	51,440.74	0.00	0.00	51,440.74	24,435,765.00	0.00%	0.00%
R	94989VBK4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			814,499,766.00	549,063,800.48	658,126.78	1,673,009.45	0.00	0.00	2,331,136.23	548,405,673.70

Notional Certificates
X-A	94989VAG4	1.047169%	626,146,000.00	360,710,035.48	0.00	314,770.35	0.00	0.00	314,770.35	360,051,908.70
X-D	94989VAM1	1.496821%	40,725,000.00	40,725,000.00	0.00	50,798.36	0.00	0.00	50,798.36	40,725,000.00
X-E	94989VAP4	1.496821%	20,362,000.00	20,362,000.00	0.00	25,398.55	0.00	0.00	25,398.55	20,362,000.00
X-FG	94989VAR0	1.496821%	16,290,000.00	16,290,000.00	0.00	20,319.34	0.00	0.00	20,319.34	16,290,000.00
X-H	94989VAT6	1.496821%	24,435,765.00	24,435,765.00	0.00	30,479.97	0.00	0.00	30,479.97	24,435,765.00
Notional SubTotal			727,958,765.00	462,522,800.48	0.00	441,766.57	0.00	0.00	441,766.57	461,864,673.70

Deal Distribution Total					658,126.78	2,114,776.02	0.00	0.00	2,772,902.80

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989VAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989VAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989VAC3	443.30841892	0.00000000	1.23904700	0.00000000	0.00000000	0.00000000	0.00000000	1.23904700	443.30841892
A-4	94989VAD1	1,000.00000000	0.00000000	3.01416668	0.00000000	0.00000000	0.00000000	0.00000000	3.01416668	1,000.00000000
A-SB	94989VAE9	842.29904999	13.77756615	2.36615852	0.00000000	0.00000000	0.00000000	0.00000000	16.14372467	828.52148384
A-S	94989VAF6	1,000.00000000	0.00000000	3.31000000	0.00000000	0.00000000	0.00000000	0.00000000	3.31000000	1,000.00000000
B	94989VAJ8	1,000.00000000	0.00000000	3.87485062	0.00000000	0.00000000	0.00000000	0.00000000	3.87485062	1,000.00000000
C	94989VAK5	1,000.00000000	0.00000000	3.87485068	0.00000000	0.00000000	0.00000000	0.00000000	3.87485068	1,000.00000000
D	94989VAZ2	1,000.00000000	0.00000000	2.62750006	0.00000000	0.00000000	0.00000000	0.00000000	2.62750006	1,000.00000000
E	94989VBB4	1,000.00000000	0.00000000	2.62749975	0.00000000	0.00000000	0.00000000	0.00000000	2.62749975	1,000.00000000
F	94989VBD0	1,000.00000000	0.00000000	2.62750031	0.00000000	0.00000000	0.00000000	0.00000000	2.62750031	1,000.00000000
G	94989VBF5	1,000.00000000	0.00000000	2.62750031	0.00000000	0.00000000	0.00000000	0.00000000	2.62750031	1,000.00000000
H	94989VBH1	1,000.00000000	0.00000000	2.10514138	0.52235852	10.33353693	0.00000000	0.00000000	2.10514138	1,000.00000000
R	94989VBK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989VAG4	576.07975693	0.00000000	0.50271079	0.00000000	0.00000000	0.00000000	0.00000000	0.50271079	575.02868133
X-D	94989VAM1	1,000.00000000	0.00000000	1.24735077	0.00000000	0.00000000	0.00000000	0.00000000	1.24735077	1,000.00000000
X-E	94989VAP4	1,000.00000000	0.00000000	1.24735046	0.00000000	0.00000000	0.00000000	0.00000000	1.24735046	1,000.00000000
X-FG	94989VAR0	1,000.00000000	0.00000000	1.24735052	0.00000000	0.00000000	0.00000000	0.00000000	1.24735052	1,000.00000000
X-H	94989VAT6	1,000.00000000	0.00000000	1.24735076	0.00000000	0.00000000	0.00000000	0.00000000	1.24735076	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	161,076.11	0.00	161,076.11	0.00	0.00	0.00	161,076.11	0.00
A-4	08/01/21 - 08/30/21	30	0.00	623,474.35	0.00	623,474.35	0.00	0.00	0.00	623,474.35	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	113,026.66	0.00	113,026.66	0.00	0.00	0.00	113,026.66	0.00
X-A	08/01/21 - 08/30/21	30	0.00	314,770.35	0.00	314,770.35	0.00	0.00	0.00	314,770.35	0.00
X-D	08/01/21 - 08/30/21	30	0.00	50,798.36	0.00	50,798.36	0.00	0.00	0.00	50,798.36	0.00
X-E	08/01/21 - 08/30/21	30	0.00	25,398.55	0.00	25,398.55	0.00	0.00	0.00	25,398.55	0.00
X-FG	08/01/21 - 08/30/21	30	0.00	20,319.34	0.00	20,319.34	0.00	0.00	0.00	20,319.34	0.00
X-H	08/01/21 - 08/30/21	30	0.00	30,479.97	0.00	30,479.97	0.00	0.00	0.00	30,479.97	0.00
A-S	08/01/21 - 08/30/21	30	0.00	185,350.07	0.00	185,350.07	0.00	0.00	0.00	185,350.07	0.00
B	08/01/21 - 08/30/21	30	0.00	169,640.96	0.00	169,640.96	0.00	0.00	0.00	169,640.96	0.00
C	08/01/21 - 08/30/21	30	0.00	165,692.49	0.00	165,692.49	0.00	0.00	0.00	165,692.49	0.00
D	08/01/21 - 08/30/21	30	0.00	107,004.94	0.00	107,004.94	0.00	0.00	0.00	107,004.94	0.00
E	08/01/21 - 08/30/21	30	0.00	53,501.15	0.00	53,501.15	0.00	0.00	0.00	53,501.15	0.00
F	08/01/21 - 08/30/21	30	0.00	21,400.99	0.00	21,400.99	0.00	0.00	0.00	21,400.99	0.00
G	08/01/21 - 08/30/21	30	0.00	21,400.99	0.00	21,400.99	0.00	0.00	0.00	21,400.99	0.00
H	08/01/21 - 08/30/21	30	239,743.65	64,204.97	0.00	64,204.97	12,764.23	0.00	0.00	51,440.74	252,507.88
Totals			239,743.65	2,127,540.25	0.00	2,127,540.25	12,764.23	0.00	0.00	2,114,776.02	252,507.88

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989VAF6	3.972000%	55,997,000.00	55,997,000.00	0.00	185,350.07	0.00	0.00	185,350.07	55,997,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989VAJ8	4.649821%	43,780,000.00	43,780,000.00	0.00	169,640.96	0.00	0.00	169,640.96	43,780,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989VAK5	4.649821%	42,761,000.00	42,761,000.00	0.00	165,692.49	0.00	0.00	165,692.49	42,761,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			142,538,000.03	142,538,000.00	0.00	520,683.52	0.00	0.00	520,683.52	142,538,000.00

Exchangeable Certificate Details
PEX	94989VAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	2,772,902.80
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,136,572.65	Master Servicing Fee	5,542.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,437.71
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	236.40
ARD Interest	0.00	Trust Advisor Fee	606.01
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,136,572.65	Total Fees	9,032.38

Principal		Expenses/Reimbursements
Scheduled Principal	658,126.78	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,764.23
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	658,126.78	Total Expenses/Reimbursements	12,764.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,114,776.02
Excess Liquidation Proceeds	0.00	Principal Distribution	658,126.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,772,902.80
Total Funds Collected	2,794,699.43	Total Funds Distributed	2,794,699.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	549,063,800.92	549,063,800.92	Beginning Certificate Balance	549,063,800.48
(-) Scheduled Principal Collections	658,126.78	658,126.78	(-) Principal Distributions	658,126.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	548,405,674.14	548,405,674.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	550,633,965.75	550,633,965.75	Ending Certificate Balance	548,405,673.70
Ending Actual Collateral Balance	550,079,788.80	550,079,788.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.44)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.44)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP	Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP
1,000,000 or less	2	1,779,084.83	0.32%	48	4.1562	1.346471	1.20 or less	9	87,571,936.47	15.97%	47	4.6189	0.521235
1,000,001 to 2,000,000	7	11,261,310.81	2.05%	47	4.3701	2.248461	1.21 to 1.30	3	16,656,818.41	3.04%	47	4.4330	1.261253
2,000,001 to 3,000,000	3	7,516,420.35	1.37%	48	3.9961	2.755535	1.31 to 1.40	3	40,338,090.75	7.36%	48	4.7158	1.364574
3,000,001 to 4,000,000	3	10,417,409.02	1.90%	48	4.8604	2.314039	1.41 to 1.50	4	20,471,154.54	3.73%	47	4.3098	1.459386
4,000,001 to 5,000,000	8	36,660,343.07	6.68%	48	4.5456	1.226194	1.51 to 1.60	4	38,434,421.20	7.01%	47	4.4420	1.530829
5,000,001 to 6,000,000	2	11,741,751.33	2.14%	48	4.6773	2.033100	1.61 to 1.70	2	33,649,162.77	6.14%	47	4.6142	1.663849
6,000,001 to 7,000,000	3	19,576,754.35	3.57%	48	4.4933	1.310756	1.71 to 1.80	2	6,984,127.48	1.27%	47	4.3125	1.791998
7,000,001 to 8,000,000	2	15,107,010.40	2.75%	48	4.1946	1.758714	1.81 to 1.90	1	65,000,000.00	11.85%	48	4.6000	1.881000
8,000,001 to 9,000,000	1	8,877,985.81	1.62%	49	4.7100	2.154300	1.91 to 2.00	1	20,595,052.75	3.76%	45	4.5286	1.993900
9,000,001 to 10,000,000	1	9,250,000.00	1.69%	47	4.4940	1.274200	2.01 to 2.25	5	107,017,921.62	19.51%	48	4.5119	2.125332
10,000,001 to 15,000,000	3	35,823,561.85	6.53%	48	4.5733	2.202448	2.26 to 3.00	8	44,810,077.60	8.17%	48	4.5495	2.538488
15,000,001 to 20,000,000	1	15,465,456.53	2.82%	47	4.6825	0.949900	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	69,852,751.89	12.74%	47	4.5536	1.849683	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	4	143,038,355.00	26.08%	47	4.3096	1.779150	4.01 or greater	3	39,027,381.55	7.12%	48	3.6216	4.239838
50,000,001 to 70,000,000	2	124,187,949.90	22.65%	48	4.5809	1.989951	Totals	49	548,405,674.14	100.00%	48	4.5189	1.796498
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	49	548,405,674.14	100.00%	48	4.5189	1.796498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP
							Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP
California	17	247,085,354.77	45.06%	47	4.5409	1.900744
							Industrial	3	22,822,420.33	4.16%	48	4.6767	2.580072
Florida	2	15,744,218.96	2.87%	49	4.8147	1.414742
							Lodging	5	115,036,796.65	20.98%	48	4.6201	1.242251
Illinois	1	9,250,000.00	1.69%	47	4.4940	1.274200
							Mixed Use	1	9,250,000.00	1.69%	47	4.4940	1.274200
Maryland	1	7,326,245.57	1.34%	48	4.5500	2.097200
							Multi-Family	12	36,705,283.00	6.69%	48	4.0041	1.602647
Montana	1	1,930,048.23	0.35%	45	4.8820	1.498600
							Office	8	88,032,743.39	16.05%	47	4.2421	2.553020
Nevada	1	3,399,091.55	0.62%	48	4.7500	2.317900
							Other	1	12,572,374.27	2.29%	48	4.1900	2.505700
New York	14	81,729,441.64	14.90%	48	3.9075	2.687286
							Retail	15	222,711,190.38	40.61%	48	4.5768	1.718829
North Carolina	1	4,167,959.92	0.76%	48	4.9300	1.544400
							Self Storage	3	13,425,337.12	2.45%	48	4.5463	2.789960
Ohio	2	8,784,780.86	1.60%	48	4.5785	2.634353
							Totals	52	548,405,674.14	100.00%	48	4.5189	1.796498
Tennessee	1	44,814,653.68	8.17%	47	4.6200	0.188700

Texas	4	74,823,143.25	13.64%	48	4.6417	1.830747

Washington	2	6,035,750.18	1.10%	47	4.6496	1.611970

Washington, DC	1	15,465,456.53	2.82%	47	4.6825	0.949900

Totals	52	548,405,674.14	100.00%	48	4.5189	1.796498

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP	Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP
	3.750% or less	1	35,000,000.00	6.38%	48	3.5602	4.143000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	29,529,142.48	5.38%	48	3.8646	1.729081	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	13,904,172.93	2.54%	48	4.1775	2.376803	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	77,972,183.47	14.22%	47	4.4284	1.850232	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	19	331,930,038.47	60.53%	48	4.6121	1.618357	49 months or greater	45	520,556,145.14	94.92%	48	4.4822	1.822878
	4.751% to 5.000%	5	27,347,827.99	4.99%	48	4.9516	1.038142	Totals	49	548,405,674.14	100.00%	48	4.5189	1.796498
	5.001% to 5.250%	2	4,872,779.80	0.89%	47	5.0874	2.044202
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	548,405,674.14	100.00%	48	4.5189	1.796498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP	Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP
	59 months or less	45	520,556,145.14	94.92%	48	4.4822	1.822878	Interest Only	6	138,950,000.00	25.34%	48	4.2978	2.528691
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	16,740,334.19	3.05%	48	4.3742	2.266358
	Totals	49	548,405,674.14	100.00%	48	4.5189	1.796498	241 to 300 months	36	363,369,807.10	66.26%	47	4.5597	1.527909
								301 to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	1,496,003.85	0.27%	48	3.9900	2.950000
								Totals	49	548,405,674.14	100.00%	48	4.5189	1.796498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	27,849,529.00	5.08%	47	5.2057	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or lesser	39	440,761,528.72	80.37%	48	4.4877	1.776579
	13 months to 24 months	5	78,467,234.87	14.31%	48	4.4609	2.034109
	25 months or greater	1	1,327,381.55	0.24%	48	3.9000	4.710000
	Totals	49	548,405,674.14	100.00%	48	4.5189	1.796498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	304680003	LO	El Portal	CA	Actual/360	4.56025%	232,819.53	103,949.83	0.00	N/A	09/05/25	--	59,291,899.73	59,187,949.90	05/05/20
4	610926670	RT	Houston	TX	Actual/360	4.60025%	257,472.22	0.00	0.00	N/A	09/11/25	--	65,000,000.00	65,000,000.00	09/11/21
5	610930583	LO	Nashville	TN	Actual/360	4.62025%	178,599.22	78,320.94	0.00	N/A	08/11/25	--	44,892,974.62	44,814,653.68	09/11/21
6	310931756	OF	New York	NY	Actual/360	3.56025%	107,300.47	0.00	0.00	N/A	09/06/25	--	35,000,000.00	35,000,000.00	09/06/21
7	304680007	RT	Hacienda Heights	CA	Actual/360	4.62025%	130,472.71	40,636.11	0.00	N/A	08/05/25	--	32,795,820.47	32,755,184.36	09/05/21
8	304680008	RT	Manhattan Beach	CA	Actual/360	4.38025%	115,067.21	39,802.66	0.00	N/A	08/05/25	--	30,508,319.62	30,468,516.96	09/05/21
9	310929943	RT	Inglewood	CA	Actual/360	4.50025%	96,875.00	0.00	0.00	N/A	09/11/25	--	25,000,000.00	25,000,000.00	09/11/21
11	310929116	RT	San Bruno	CA	Actual/360	4.63025%	96,833.20	29,873.08	0.00	N/A	09/11/25	--	24,287,572.22	24,257,699.14	09/11/21
13	304680013	OF	San Jose	CA	Actual/360	4.52925%	80,415.78	26,345.30	0.00	N/A	06/05/25	--	20,621,398.05	20,595,052.75	09/05/21
14	304680014	OF	Washington	DC	Actual/360	4.68325%	62,446.43	21,661.37	0.00	N/A	08/05/25	--	15,487,117.90	15,465,456.53	09/05/21
15	310930211	98	Los Angeles	CA	Actual/360	4.19025%	45,553.10	53,013.10	0.00	N/A	09/11/25	--	12,625,387.37	12,572,374.27	09/11/21
16	310930768	IN	Fremont	CA	Actual/360	4.63025%	51,717.68	19,532.09	0.00	N/A	09/11/25	--	12,971,758.20	12,952,226.11	09/11/21
19	304680019	OF	Los Angeles	CA	Actual/360	5.84225%	58,047.42	6,661.36	0.00	N/A	09/05/25	--	11,538,841.38	11,532,180.02	09/05/21
20	304680020	RT	Saratoga Springs	NY	Actual/360	4.97025%	44,138.51	14,442.86	0.00	N/A	10/05/25	--	10,313,404.33	10,298,961.47	09/05/21
21	301741092	MU	Chicago	IL	Actual/360	4.49425%	35,795.96	0.00	0.00	N/A	08/06/25	--	9,250,000.00	9,250,000.00	09/06/21
22	301741099	RT	Haines City	FL	Actual/360	4.71025%	36,050.95	10,680.56	0.00	N/A	10/06/25	--	8,888,666.37	8,877,985.81	09/06/21
23	470095860	MF	Flushing	NY	Actual/360	3.86025%	25,913.56	15,391.84	0.00	N/A	09/01/25	--	7,796,156.67	7,780,764.83	09/01/21
24	301741098	MF	Jacksonville	FL	Actual/360	4.94025%	32,322.66	11,929.68	0.00	N/A	10/06/25	--	7,598,378.05	7,586,448.37	09/06/21
25	410929907	SS	Cockeysville	MD	Actual/360	4.55025%	28,751.74	12,021.10	0.00	N/A	09/11/25	--	7,338,266.67	7,326,245.57	09/11/21
26	301741094	LO	Tampa	FL	Actual/360	4.95025%	29,315.28	11,251.24	0.00	N/A	09/06/25	--	6,877,484.39	6,866,233.15	09/06/21
28	470095210	MF	Oakdale	NY	Actual/360	3.82025%	21,838.41	13,193.84	0.00	N/A	09/01/25	--	6,638,934.18	6,625,740.34	09/01/21
29	304680029	OF	Beachwood	OH	Actual/360	4.71125%	24,720.74	9,033.71	0.00	N/A	09/05/25	--	6,093,814.57	6,084,780.86	09/05/21
30	304680030	RT	Various	CA	Actual/360	4.62325%	23,055.59	10,098.69	0.00	N/A	08/05/25	--	5,791,528.83	5,781,430.14	09/05/21
31	610930381	IN	Anaheim	CA	Actual/360	4.73025%	24,305.97	7,180.80	0.00	N/A	09/11/25	--	5,967,501.99	5,960,321.19	09/11/21
32	410929846	MF	McAllen	TX	Actual/360	4.75025%	20,282.75	8,407.85	0.00	N/A	09/11/25	--	4,958,771.30	4,950,363.45	09/11/21
33	410930228	RT	San Jose	CA	Actual/360	4.45025%	19,128.87	7,820.08	0.00	N/A	08/11/25	--	4,991,947.56	4,984,127.48	09/11/21
34	410930901	SS	Santa Rosa	CA	Actual/360	4.56025%	20,518.06	6,525.54	0.00	N/A	06/11/25	--	5,225,313.42	5,218,787.88	09/11/21
35	304680035	RT	Cobleskill	NY	Actual/360	4.30025%	17,344.54	8,636.21	0.00	N/A	08/05/25	--	4,684,196.83	4,675,560.62	09/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	470095930	MF	New York	NY	Actual/360	3.86025%	15,312.56	9,095.17	0.00	N/A	09/01/25	--	4,606,820.31	4,597,725.14	09/01/21
37	410928045	RT	Newark	CA	Actual/360	4.51025%	17,800.68	7,563.30	0.00	N/A	09/11/25	--	4,583,537.52	4,575,974.22	09/11/21
38	301741093	LO	Reidsville	NC	Actual/360	4.93025%	17,737.88	10,301.18	0.00	N/A	09/06/25	--	4,178,261.10	4,167,959.92	09/06/21
39	410930173	RT	Clarkston	WA	Actual/360	4.68025%	18,657.57	5,661.94	0.00	N/A	08/11/25	--	4,629,668.96	4,624,007.02	09/11/21
40	304680040	OF	San Diego	CA	Actual/360	4.96325%	17,481.11	5,772.36	0.00	N/A	09/05/25	--	4,090,397.58	4,084,625.22	09/05/21
41	410927600	IN	Napa	CA	Actual/360	4.75025%	16,014.44	5,373.10	0.00	N/A	09/11/25	--	3,915,246.13	3,909,873.03	09/11/21
42	410930532	RT	Frankfort	IN	Actual/360	4.65025%	14,099.15	9,006.56	0.00	N/A	06/11/25	--	3,521,119.29	3,512,112.73	09/11/21
43	410930652	SS	Las Vegas	NV	Actual/360	4.75025%	13,925.22	5,375.73	0.00	N/A	09/11/25	--	3,404,467.28	3,399,091.55	09/11/21
44	304680044	OF	Crosby	TX	Actual/360	5.12025%	13,726.69	4,967.23	0.00	N/A	08/05/25	--	3,113,411.67	3,108,444.44	09/05/21
45	470096110	MF	Yonkers	NY	Actual/360	3.82025%	9,172.13	5,541.41	0.00	N/A	09/01/25	--	2,788,352.80	2,782,811.39	09/01/21
46	410928807	SS	Cincinnati	OH	Actual/360	4.28025%	9,951.00	0.00	0.00	N/A	08/11/25	--	2,700,000.00	2,700,000.00	09/11/21
47	470094720	MF	Briarwood	NY	Actual/360	3.86025%	6,772.86	4,022.87	0.00	N/A	09/01/25	--	2,037,631.83	2,033,608.96	09/01/21
48	304680048	OF	Shelby	MT	Actual/360	4.88225%	8,127.52	3,259.59	0.00	N/A	06/05/25	--	1,933,307.82	1,930,048.23	09/05/21
49	470096190	MF	New York	NY	Actual/360	3.97025%	6,837.22	0.00	0.00	N/A	09/01/25	--	2,000,000.00	2,000,000.00	09/01/21
50	304680050	OF	Victoria	TX	Actual/360	5.03025%	7,654.36	2,849.44	0.00	N/A	09/05/25	--	1,767,184.80	1,764,335.36	09/05/21
51	470095980	MF	New York	NY	Actual/360	3.99025%	5,145.28	1,531.79	0.00	N/A	09/01/25	--	1,497,535.64	1,496,003.85	09/01/21
52	610930793	RT	Monroe	WA	Actual/360	4.55025%	5,542.60	2,887.84	0.00	N/A	09/11/25	--	1,414,631.00	1,411,743.16	09/11/21
53	470095790	MF	Brooklyn	NY	Actual/360	4.06025%	4,665.02	2,548.19	0.00	N/A	09/01/25	--	1,334,346.85	1,331,798.66	09/01/21
54	470095260	MF	New York	NY	Actual/360	3.90025%	4,466.55	2,608.47	0.00	N/A	09/01/25	--	1,329,990.02	1,327,381.55	09/01/21
55	470095910	MF	Mamaroneck	NY	Actual/360	4.40025%	3,393.30	1,614.31	0.00	N/A	09/01/25	--	895,592.72	893,978.41	09/01/21
56	470095750	MF	Bayside	NY	Actual/360	3.91025%	2,985.95	1,736.46	0.00	N/A	09/01/25	--	886,842.88	885,106.42	09/01/21
Totals							2,136,572.65	658,126.78	0.00				549,063,800.92	548,405,674.14
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	12,643,151.00	11,976,467.00	04/01/19	03/31/20	12/11/20	0.00	0.00	336,151.57	5,384,237.18	718,648.99	0.00
4	5,960,945.66	3,038,907.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	809,008.94	2,087,764.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	116,367,987.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,689,469.28	1,790,319.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,562,143.92	1,464,610.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,038,636.23	1,313,191.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,096,857.73	548,088.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,506,163.78	1,324,741.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,015,875.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	592,147.64	1,514,983.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,092,288.28	1,198,093.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	970,290.37	240,382.10	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	665,969.32	149,655.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	983,857.08	651,769.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	511,836.00	714,948.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,080,418.41	518,173.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	307,336.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	874,785.00	861,477.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
29	761,470.70	173,892.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	482,787.20	267,722.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,108,763.92	554,958.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	351,312.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	533,914.95	150,600.62	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	582,052.08	265,315.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	375,392.00	291,982.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
37	409,319.66	196,675.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	282,433.76	578,692.87	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	370,731.00	185,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	119,989.39	49,875.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	462,080.20	309,306.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	560,342.44	137,072.94	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	520,983.00	0.00	--	--	--	0.00	0.00	0.00	0.00	1,456.01	0.00
45	132,780.00	212,921.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	573,514.02	314,157.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	186,214.00	199,340.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	244,529.57	55,960.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	67,397.00	144,238.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	207,792.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	184,205.00	236,286.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	281,103.09	148,706.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	108,285.00	100,760.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	(198,959.00)	399,972.00	11/01/17	10/31/18	--	0.00	0.00	0.00	0.00	0.00	0.00
55	68,720.00	98,735.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	68,271.00	59,606.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	167,614,591.85	34,525,850.30				0.00	0.00	336,151.57	5,384,237.18	720,105.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	59,187,949.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518904%	4.472820%	48
08/17/21	0	0.00	0	0.00	1	59,291,899.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518930%	4.472830%	49
07/16/21	0	0.00	0	0.00	1	59,395,442.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518957%	4.472839%	50
06/17/21	0	0.00	0	0.00	1	59,506,089.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518992%	4.472857%	51
05/17/21	0	0.00	0	0.00	1	59,608,794.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519018%	4.472867%	52
04/16/21	0	0.00	0	0.00	1	59,718,633.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519053%	4.472884%	53
03/17/21	0	0.00	0	0.00	1	59,820,507.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519078%	4.472893%	54
02/18/21	0	0.00	0	0.00	1	59,944,673.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519131%	4.472927%	55
01/15/21	0	0.00	0	0.00	1	60,045,663.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519156%	4.472935%	56
12/17/20	0	0.00	0	0.00	1	60,146,258.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519180%	4.472944%	57
11/18/20	0	0.00	0	0.00	1	60,254,062.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519213%	4.472960%	58
10/19/20	0	0.00	0	0.00	1	60,353,841.97	0	0.00	0	0.00	0	0.00	0	0.00	1	72,369,905.33	4.519237%	4.472968%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304680003 05/05/20		15	6	336,151.57	5,384,237.18	738,608.99	60,862,064.55	07/10/20	1
Totals					336,151.57	5,384,237.18	738,608.99	60,862,064.55

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		521,642,278	462,454,329	59,187,950		0
49 - 60 Months		26,763,396	26,763,396	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	548,405,674	489,217,724	0	0	59,187,950	0
Aug-21	549,063,801	489,771,901	0	0	59,291,900	0
Jul-21	549,719,364	490,323,921	0	0	59,395,443	0
Jun-21	550,424,672	490,918,582	0	0	59,506,089	0
May-21	551,074,931	491,466,136	0	0	59,608,795	0
Apr-21	551,775,125	492,056,492	0	0	59,718,633	0
Mar-21	552,420,121	492,599,613	0	0	59,820,507	0
Feb-21	553,220,552	493,275,879	0	0	59,944,673	0
Jan-21	553,859,909	493,814,246	0	0	60,045,663	0
Dec-20	554,496,775	494,350,517	0	0	60,146,258	0
Nov-20	555,184,057	494,929,995	0	0	60,254,062	0
Oct-20	555,815,763	495,461,921	0	0	60,353,842	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304680003	59,187,949.90	60,862,064.55	108,600,000.00	08/28/20	10,979,968.00	2.10960	03/31/20	09/05/25	287
Totals		59,187,949.90	60,862,064.55	108,600,000.00		10,979,968.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304680003	LO	CA	07/10/20	1

El Portal, CA just outside of Yosemite National Park along Highway 140. The Loan transferred 7/10/20 due to Delinquent Payments. Property performance has declined due to visitor restrictions placed on the Yosemite National Park, which serves as the main demand driver for both Hotels. Borrower is currently working to come up with equity to contribute to the Properties. Lender is in the process of engaging counsel to commence enforcement of remedies. Lender and borrower finalizing forbearance documents which will bring the loan current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	610930583	46,002,718.06	4.62003%	46,002,718.06 4.62003%		10	07/15/20	07/11/20	08/11/20
Totals		46,002,718.06		46,002,718.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	12,764.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,764.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,764.23

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28